Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development, net	$ 26,424	$ 20,890	$ 11,447
Marketing expenses	1,924	974	482
General and administrative	7,332	10,272	1,861
Total operating loss	35,680	32,136	13,790
Financial expenses (income), net	(6,539)	1,606	13,474
Loss before taxes on income	29,141	33,742	27,264
Tax on income	16	20	7
Net loss	29,157	33,762	27,271
Net comprehensive loss	$ 29,157	$ 33,762	$ 27,271
Net loss per share, basic and diluted (in Dollars per share)	$ (0.42)	$ (0.53)	$ (0.67)
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)	69,377,922	63,534,875	40,534,697	[1]

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 12, Shareholders’ (deficiency) equity, for details.